Note 24 - Fair Value of Financial Instruments - Schedule of Fair Value Measurement Inputs Level 1 (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	€ 20,004	€ 21,989	€ 13,578	€ 11,142
Liabilities:
Short-term borrowings	2,718	1,629
Long-Term Debt	1,217	600
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	20,004	21,989
Liabilities:
Short-term borrowings	2,718	1,629
Long-Term Debt	1,217	600
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Investor Warrants	€ 840	€ 3,921